UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2009

Date of reporting period:	10/31/2008

Item 1.	Schedule of Investments

Strategic Partners Style Specific Funds - Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS

Aerospace & Defense 6.3%
43,800	Lockheed Martin Corp.	$3,725,190
114,000	Raytheon Co.	5,826,540
100,021	United Technologies Corp.	5,497,154

		15,048,884

Air Freight & Logistics 1.6%
119,900	Expeditors International of Washington, Inc.	3,914,735

Beverages 3.2%
137,000	PepsiCo, Inc.	7,810,370

Biotechnology 6.4%
115,613	Genentech, Inc.(a)	9,588,942
127,100	Gilead Sciences, Inc.(a)	5,827,535

		15,416,477

Capital Markets 7.5%
591,400	Charles Schwab Corp. (The)	11,307,568
19,705	Goldman Sachs Group, Inc. (The)	1,822,713
159,900	Lazard Ltd. (Class A)	4,824,183

		17,954,464

Chemicals 3.5%
95,308	Monsanto Co.	8,480,506

Communications Equipment 7.9%
602,742	Cisco Systems, Inc.(a)	10,710,725
189,000	QUALCOMM, Inc.	7,231,140
19,700	Research In Motion Ltd.(a)	993,471

		18,935,336

Computers & Peripherals 5.1%
36,600	Apple, Inc.(a)	3,937,794
216,400	Hewlett-Packard Co.	8,283,792

		12,221,586

Diversified Financial Services 1.3%
74,800	JPMorgan Chase & Co.	3,085,500

Energy Equipment & Services 2.4%
113,279	Schlumberger Ltd.	5,850,860

Food & Staples Retailing 10.9%
157,300	Costco Wholesale Corp.(b)	8,967,673
258,400	CVS Caremark Corp.	7,919,960
169,200	Wal-Mart Stores, Inc.	9,443,052

		26,330,685

Healthcare Equipment & Supplies 6.3%
70,600	Alcon, Inc.	6,221,272
146,300	Baxter International, Inc.	8,849,687

		15,070,959

Healthcare Providers & Services 1.4%
89,000	Medco Health Solutions, Inc.(a)	3,377,550

Hotels, Restaurants & Leisure 1.6%
187,900	Burger King Holdings, Inc.(b)	3,735,452

Household Products 2.7%
104,800	Colgate-Palmolive Co.	6,577,248

Internet Software & Services 3.9%
26,300	Google, Inc. (Class A)(a)	9,451,168

IT Services 2.7%
119,200	Visa, Inc. (Class A)(b)	6,597,720

Life Sciences Tools & Services 2.2%
127,700	Thermo Fisher Scientific, Inc.(a)	5,184,620

Media 1.8%
171,600	Walt Disney Co. (The)	4,444,440

Oil, Gas & Consumable Fuels 3.0%
48,600	Occidental Petroleum Corp.	2,699,244
125,700	Southwestern Energy Co.(a)	4,477,434

		7,176,678

Pharmaceuticals 8.5%
157,600	Abbott Laboratories	8,691,640
156,800	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	6,723,584
157,400	Wyeth	5,065,132

		20,480,356

Software 4.8%
193,700	Adobe Systems, Inc.(a)	5,160,168
204,100	Microsoft Corp.	4,557,553
102,400	Oracle Corp.(a)	1,872,896

		11,590,617

Textiles, Apparel & Luxury Goods 2.0%
82,900	NIKE, Inc. (Class B)(b)	4,777,527

	Total long-term investments (cost $247,401,574)	233,513,738

SHORT-TERM INVESTMENT 15.8%
Affiliated Money Market Mutual Fund
38,037,434	Dryden Core Investment Fund-Taxable Money Market Series (cost $38,037,434; includes $27,036,909 of cash collateral received for securities on loan)(c)(d)	38,037,434

	Total Investments 112.8% (cost $285,439,008)(e)	271,551,172
	Liabilities in excess of other assets (12.8%)	(30,897,346)

	Net Assets 100.0%	$240,653,826

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $26,593,484; cash collateral of $27,036,909 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of October 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$288,283,577	$16,509,591	$(33,241,996)	$(16,732,405)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$271,551,172	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$271,551,172	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008 and October 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Strategic Partners Style Specific Funds - Dryden Small-Cap Value Fund

SCHEDULE OF INVESTMENTS

as of October 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS
Aerospace & Defense — 0.2%
11,000	Ceradyne, Inc.*	$258,500
Air Freight & Logistics — 0.2%
7,100	Atlas Air Worldwide Holdings, Inc.*(a)	137,172
13,900	Pacer International, Inc.	156,931

		294,103
Airlines — 1.5%
21,600	Alaska Air Group, Inc.*	533,520
38,700	Republic Airways Holdings, Inc.*(a)	578,565
54,500	SkyWest, Inc.	839,845

		1,951,930
Auto Components — 0.6%
10,400	ATC Technology Corp.*	228,072
26,600	Cooper Tire & Rubber Co.	202,958
9,900	Drew Industries, Inc.*(a)	119,790
30,400	Modine Manufacturing Co.	224,960

		775,780
Beverages — 0.1%
1,800	Coca-Cola Bottling Co. Consolidated	79,524
Biotechnology — 0.1%
9,100	Emergent Biosolutions, Inc.*	163,891
Building Products — 1.7%
7,000	American Woodmark Corp.	129,780
4,000	Ameron International Corp.	188,000
12,700	Apogee Enterprises, Inc.	125,222
14,000	Gibraltar Industries, Inc.	185,500
9,800	Insteel Industries, Inc.	100,548
17,000	Lennox International, Inc.	506,940
9,400	NCI Building Systems, Inc.*	174,934
17,100	Simpson Manufacturing Co., Inc.(a)	393,984
15,700	Universal Forest Products, Inc.(a)	371,305

		2,176,213
Capital Markets — 0.4%
7,700	Calamos Asset Management, Inc. (Class A Stock)	63,217
10,100	Raymond James Financial, Inc.(a)	235,229
10,400	SWS Group, Inc.	193,024

		491,470
Chemicals — 2.7%
8,200	Cytec Industries, Inc.	232,224
11,600	Lubrizol Corp. (The)	435,928
29,700	Methanex Corp. (Canada)	350,163
51,900	Olin Corp.	942,504
17,500	OM Group, Inc.*	373,450

28,200	RPM International, Inc.	400,440
30,400	Valspar Corp. (The)	621,680
8,200	Westlake Chemical Corp.	149,486

		3,505,875
Commercial Banks — 15.8%
3,200	BancFirst Corp.	161,280
11,000	Banco Latinoamericano de Exportaciones SA (Panama)	116,930
12,900	BancorpSouth, Inc.(a)	313,083
7,400	Bank of the Ozarks, Inc.	224,960
18,600	Cathay General Bancorp	455,328
12,800	Central Pacific Financial Corp.(a)	199,680
25,800	Chemical Financial Corp.(a)	677,766
19,100	City Holding Co.(a)	799,144
32,700	Community Bank System, Inc.(a)	815,865
7,500	Community Trust Bancorp, Inc.(a)	250,350
21,100	CVB Financial Corp.	267,126
15,500	First Communtiy Banshares, Inc.(a)	485,150
25,600	First Financial Bancorp	344,320
25,500	First Merchants Corp.(a)	561,255
18,200	First Midwest Bancorp, Inc.	404,222
33,800	FirstMerit Corp.	788,216
15,900	FNB Corp.	208,290
1,800	Green Bankshares, Inc.	35,550
5,700	IBERIABANK Corp.	290,358
21,000	Independent Bank Corp.	604,170
39,140	International Bancshares Corp.(a)	1,016,466
30,200	MB Financial, Inc.(a)	897,242
4,200	Nara Bancorp, Inc.	46,200
64,274	National Penn Bancshares, Inc.	1,088,802
32,900	NBT Bancorp, Inc.(a)	917,252
52,600	Old National Bancorp(a)	996,244
44,000	Pacific Capital Bancorp(a)	864,160
12,600	PacWest Bancorp(a)	314,874
5,500	Park National Corp.(a)	400,125
17,200	Provident Bankshares Corp.(a)	183,524
1,700	Renasant Corp.	35,632
9,700	S&T Bancorp, Inc.	330,770
1,600	Sandy Spring Bancorp, Inc.	34,352
2,000	SCBT Financial Corp.	67,780
21,000	Simmons First National Corp. (Class A Stock)	651,420
3,700	Suffolk Bancorp	120,065
62,650	Susquehanna Bancshares, Inc.	970,448
10,200	SVB Financial Group*(a)	524,790
3,000	Tompkins Trustco, Inc.	147,000
20,100	Trustmark Corp.	412,452
24,900	Umpqua Holdings Corp.(a)	423,798
15,900	United Bankshares, Inc.(a)	507,210
11,300	Wesbanco, Inc.	307,134
16,400	Westamerica Bancorp	938,900

		20,199,683

Commercial Services & Supplies — 2.6%
6,100	American Reprographics Co.*	64,904
10,400	Bowne & Co., Inc.	81,016
38,800	Deluxe Corp.(a)	471,808
14,300	Ennis, Inc.(a)	168,311
9,100	G & K Services, Inc. (Class A Stock)	205,569
11,900	Herman Miller, Inc.	261,800
16,000	HNI Corp.	293,120
8,900	Knoll, Inc.	128,694
6,300	M&F Worldwide Corp.*	145,215
20,200	McGrath RentCorp	459,348
7,800	Mobile Mini, Inc.*	131,040
47,900	Schawk, Inc.(a)	628,927
9,300	United Stationers, Inc.*(a)	347,727

		3,387,479
Communications Equipment — 1.0%
22,200	Avocent Corp.*	333,444
10,200	Black Box Corp.	310,182
35,200	Emulex Corp.*	334,400
23,700	Plantronics, Inc.(a)	342,228

		1,320,254
Computers & Peripherals — 0.2%
3,800	Hutchinson Technology, Inc.*	25,992
20,200	Imation Corp.(a)	248,864

		274,856
Construction & Engineering — 0.7%
16,100	Dycom Industries, Inc.*	142,968
13,200	Granite Construction, Inc.	470,844
13,900	Perini Corp.*	264,378

		878,190
Construction Materials — 0.5%
64,900	Headwaters, Inc.*(a)	687,940
Consumer Finance — 0.6%
5,800	Cash America International, Inc.	205,146
15,600	Credit Acceptance Corp.*(a)	239,304
5,700	First Cash Financial Services, Inc.*	87,609
6,400	Nelnet, Inc. (Class A Stock)	93,632
5,300	World Acceptance Corp.*(a)	97,944

		723,635
Containers & Packaging — 0.5%
8,100	Greif, Inc. (Class A Stock)	328,698
6,000	Myers Industries, Inc.(a)	63,420
6,500	Rock-Tenn Co. (Class A Stock)(a)	197,665

		589,783
Distributors
2,800	Core-Mark Holding Co., Inc.*	55,356

Diversified Consumer Services — 0.9%
13,600	Jackson Hewitt Tax Service, Inc.	187,408
11,300	Pre-Paid Legal Services, Inc.*	446,124
31,400	Regis Corp.	388,418
2,300	Steiner Leisure Ltd.*	59,570
12,500	Stewart Enterprises, Inc. (Class A Stock)	64,625

		1,146,145
Diversified Financial Services — 0.9%
40,800	Asset Acceptance Capital Corp.*(a)	330,888
27,400	Financial Federal Corp.(a)	634,310
5,900	Portfolio Recovery Associates, Inc.*(a)	211,692

		1,176,890
Diversified Telecommunication Services — 1.2%
15,500	Atlantic Tele-Network, Inc.	377,115
44,100	Iowa Telecommunications Services, Inc.	666,792
50,200	Premiere Global Services, Inc.*	499,490

		1,543,397
Electric Utilities — 3.8%
9,800	Allete, Inc.	343,000
41,500	Cleco Corp.(a)	954,915
41,800	El Paso Electric Co.*	774,136
13,500	Empire District Electric Co. (The)(a)	259,335
17,400	IDACORP, Inc.	463,884
3,800	MGE Energy, Inc.(a)	135,394
22,700	Portland General Electric Co.	465,804
13,800	Unisource Energy Corp.	380,604
56,900	Westar Energy, Inc.	1,108,981

		4,886,053
Electrical Equipment — 1.2%
8,400	Acuity Brands, Inc.(a)	293,664
11,200	Encore Wire Corp.	214,704
16,600	Regal-Beloit Corp.	540,496
8,800	Smith (A.O.) Corp.	277,640
10,200	Thomas & Betts Corp.*	242,250

		1,568,754
Electronic Equipment & Instruments — 2.2%
8,800	Avnet, Inc.*	147,312
47,000	Benchmark Electronics, Inc.*(a)	563,530
66,800	CTS Corp.	466,932
10,900	Electro Rent Corp.	130,691
46,400	Insight Enterprises, Inc.*	451,472
18,400	Methode Electronics, Inc.	139,656
8,000	Multi-Fineline Electronix, Inc.*	93,440
11,500	Park Electrochemical Corp.	248,630
8,800	Plexus Corp.*	164,208
19,400	Technitrol, Inc.(a)	111,938

43,600	TTM Technologies, Inc.*	312,176

		2,829,985
Energy Equipment & Services — 1.9%
5,100	Basic Energy Services, Inc.*	69,768
16,300	Bristow Group, Inc.*(a)	403,751
15,500	Bronco Drilling Co., Inc.*	119,660
20,700	Complete Production Services, Inc.*	256,473
11,000	GulfMark Offshore, Inc.*	407,000
9,500	Hornbeck Offshore Services, Inc.*	226,100
9,700	Oil States International, Inc.*	224,361
21,900	Pioneer Drilling Co.*	169,506
11,800	Superior Well Services, Inc.*	197,650
8,600	Tidewater, Inc.(a)	375,046

		2,449,315
Exchange Traded Fund — 0.4%
10,100	iShares Russell 2000 Value Index Fund	532,472
Food & Staples Retailing — 2.0%
14,000	Casey’s General Stores, Inc.	422,800
20,200	Ingles Markets, Inc. (Class A Stock)	376,932
18,900	Nash Finch Co.(a)	745,227
11,100	Pantry, Inc. (The)*	244,422
26,900	Ruddick Corp.(a)	770,416

		2,559,797
Food Products — 1.9%
6,100	Cal-Maine Foods, Inc.	179,279
21,000	Fresh Del Monte Produce, Inc. (Cayman Islands)*	443,310
13,100	Lancaster Colony Corp.	413,174
14,600	Ralcorp Holdings, Inc.*	988,128
9,000	Smucker, (J.M.) Co. (The)(a)	401,040

		2,424,931
Gas Utilities — 4.8%
12,400	AGL Resources, Inc.(a)	376,960
19,900	Atmos Energy Corp.	482,973
8,800	Energen Corp.	295,416
18,000	Laclede Group, Inc. (The)(a)	941,760
25,700	Nicor, Inc.(a)	1,187,597
9,600	Northwest Natural Gas Co.	488,448
16,500	ONEOK, Inc.	526,350
32,200	Southwest Gas Corp.	841,064
32,500	WGL Holdings, Inc.	1,046,175

		6,186,743
Healthcare Equipment & Supplies — 1.0%
6,000	Hill-Rom Holdings, Inc.(a)	136,560
28,500	Invacare Corp.	518,415
10,900	Teleflex, Inc.	577,591

		1,232,566

Healthcare Providers & Services — 4.0%
65,700	Alliance Imaging, Inc.*	535,455
35,700	AMERIGROUP Corp.*(a)	892,500
13,000	AMN Healthcare Services, Inc.*	116,870
24,400	AmSurg Corp.*	608,536
34,200	Centene Corp.*	644,328
28,900	Healthsouth Corp.*	362,406
10,000	Healthways, Inc.*	101,000
10,900	inVentiv Health, Inc.*	103,223
27,800	Kindred Healthcare, Inc.*(a)	402,822
25,900	Magellan Health Services, Inc.*(a)	956,746
7,300	Molina Healthcare, Inc.*(a)	162,571
5,600	RehabCare Group, Inc.*	95,928
4,900	Res-Care, Inc.*	75,509

		5,057,894
Hotels, Restaurants & Leisure — 1.8%
13,900	Ameristar Casinos, Inc.	128,019
12,000	Bob Evans Farms, Inc.	250,560
16,100	Brinker International, Inc.(a)	149,730
6,600	California Pizza Kitchen, Inc.*	64,482
23,800	CBRL Group, Inc.	474,096
17,600	CEC Entertainment, Inc.*(a)	451,968
5,600	Cheesecake Factory, Inc. (The)*	49,280
31,400	Dover Downs Gaming & Entertainment, Inc.	160,768
10,700	Jack in the Box, Inc.*	215,070
3,600	P.F. Chang’s China Bistro, Inc.*	73,656
3,800	Red Robin Gourmet Burgers, Inc.*(a)	57,722
13,800	Sonic Corp.*(a)	147,660
8,400	Speedway Motorsports, Inc.	133,980

		2,356,991
Household Durables — 2.3%
42,700	American Greetings Corp. (Class A Stock)	498,736
32,500	Blyth, Inc.	279,500
15,600	CSS Industries, Inc.	346,320
27,900	Ethan Allen Interiors, Inc.(a)	499,131
20,200	Furniture Brands International, Inc.(a)	114,938
13,800	Helen of Troy Ltd. (Bermuda)*	248,262
1,218	Jarden Corp.*	21,680
7,200	M.D.C. Holdings, Inc.(a)	242,136
15,600	Meritage Homes Corp.*(a)	214,188
1,000	National Presto Industries, Inc.	66,250
15,300	Ryland Group, Inc.	287,487
18,300	Tempur-Pedic International, Inc.(a)	142,923

		2,961,551
Industrial Conglomerates — 0.6%
400	Seaboard Corp.	536,000
3,800	Standex International Corp.	98,078
11,700	Tredegar Corp.	172,224

		806,302

Insurance — 9.1%
1,560	Alleghany Corp.*	439,999
5,100	American Physicians Capital, Inc.(a)	208,641
14,394	Argo Group International Holdings Ltd. (Bermuda)*(a)	459,169
32,300	Aspen Insurance Holdings Ltd. (Bermuda)	741,608
6,600	CNA Surety Corp.*(a)	91,410
35,700	Delphi Financial Group, Inc. (Class A Stock)(a)	562,275
16,900	FBL Financial Group, Inc. (Class A Stock)(a)	295,074
3,300	FPIC Insurance Group, Inc.*	147,708
19,000	Harleysville Group, Inc.	600,020
23,100	HCC Insurance Holdings, Inc.	509,586
33,400	Horace Mann Educators Corp.(a)	265,864
15,500	Infinity Property & Casualty Corp.(a)	617,210
19,800	IPC Holdings Ltd. (Bermuda)(a)	546,678
21,500	Max Capital Group Ltd. (Bermuda)	342,925
21,300	Odyssey Re Holdings Corp.	840,072
21,800	Platinum Underwriters Holdings Ltd. (Bermuda)(a)	691,932
20,700	ProAssurance Corp.*	1,137,465
7,200	Safety Insurance Group, Inc.(a)	273,528
40,500	Selective Insurance Group(a)	961,875
26,200	State Auto Financial Corp.	690,108
8,400	United America Indemnity Ltd. (Class A Stock) (Cayman Islands)*	100,632
18,600	United Fire & Casualty Co.(a)	430,962
7,900	Validus Holdings Ltd. (Bermuda)	140,146
15,400	Zenith National Insurance Corp.	506,044

		11,600,931
Internet & Catalog Retail — 0.1%
4,600	NutriSystem, Inc.(a)	65,090
Internet Software & Services — 0.5%
21,300	Moduslink Global Solutions, Inc.*	118,428
61,049	United Online, Inc.(a)	451,763

		570,191
IT Services — 1.6%
27,000	Acxiom Corp.	212,220
9,900	CACI International, Inc. (Class A Stock)*	407,682
13,800	CSG Systems International, Inc.*	229,494
23,500	Euronet Worldwide, Inc.*	280,120
61,900	Perot Systems Corp. (Class A Stock)*(a)	890,741

		2,020,257
Leisure Equipment & Products — 0.7%
17,600	Brunswick Corp.	61,072
14,600	JAKKS Pacific, Inc.*(a)	326,602
12,900	Polaris Industries, Inc.	434,343
9,700	RC2 Corp.*	123,190

		945,207
Machinery — 2.7%
17,800	Actuant Corp. (Class A Stock)	319,154
15,700	Blount International, Inc.*(a)	136,433
2,800	Cascade Corp.	92,428

9,800	Columbus McKinnon Corp.*	137,592
15,000	Crane Co.	245,550
23,200	EnPro Industries, Inc.*	515,272
27,800	Federal Signal Corp.	236,578
2,800	Harsco Corp.	66,276
29,600	Mueller Industries, Inc.(a)	676,952
5,600	NACCO Industries, Inc. (Class A Stock)(a)	345,016
24,800	Timken Co.	393,824
12,300	Watts Water Technologies, Inc. (Class A Stock)	325,089

		3,490,164
Marine — 0.1%
8,700	TBS International Ltd. (Class A Stock) (Bermuda)*	74,472
Media — 0.3%
16,100	Cox Radio, Inc. (Class A Stock)*(a)	87,745
16,600	Harte-Hanks, Inc.	116,532
12,400	Scholastic Corp.	230,268

		434,545
Metals & Mining — 1.2%
12,100	A.M. Castle & Co.	147,257
12,400	Brush Engineered Materials, Inc.*	152,148
22,300	Commercial Metals Co.	247,530
9,900	Kaiser Aluminum Corp.	332,244
4,100	Olympic Steel, Inc.	93,726
13,600	RTI International Metals, Inc.*(a)	214,744
29,200	Worthington Industries, Inc.(a)	352,444

		1,540,093
Multi-Utilities — 2.6%
42,100	Avista Corp.	836,106
26,900	Black Hills Corp.	679,225
16,000	CH Energy Group, Inc.	659,680
54,900	PNM Resources, Inc.	535,275
22,100	Vectren Corp.	556,920

		3,267,206
Oil, Gas & Consumable Fuels — 3.4%
15,400	Berry Petroleum Co. (Class A Stock)	358,820
9,400	Callon Petroleum Co.*	97,008
8,300	Comstock Resources, Inc.*(a)	410,186
8,800	Forest Oil Corp.*	257,048
16,400	Frontier Oil Corp.(a)	216,644
7,600	Frontline Ltd. (Bermuda)(a)	241,680
20,000	General Maritime Corp.(a)	303,000
12,200	Holly Corp.	239,486
3,000	Knightsbridge Tankers Ltd. (Bermuda)(a)	53,730
4,200	Ship Finance International Ltd. (Bermuda)(a)	57,330
11,801	Southern Union Co.	203,205
11,700	St. Mary Land & Exploration Co.	291,213
14,200	Stone Energy Corp.*(a)	430,828
19,500	Swift Energy Co.*(a)	625,560

11,600	W&T Offshore, Inc.(a)	222,372
5,900	Whiting Petroleum Corp.*	306,741

		4,314,851
Paper & Forest Products — 0.3%
23,700	Schweitzer-Mauduit International, Inc.(a)	396,264
Personal Products — 0.3%
15,200	NBTY, Inc.*	355,224
6,900	Prestige Brands Holdings, Inc.*	47,679

		402,903
Pharmaceuticals — 0.5%
11,700	Medicis Pharmaceutical Corp. (Class A Stock)	166,959
32,600	Viropharma, Inc.*	408,804

		575,763
Professional Services — 1.7%
4,400	CRA International, Inc.*	119,064
4,000	First Advantage Corp. (Class A Stock)*	43,720
1,300	Heidrick & Struggles International, Inc.(a)	31,369
12,800	Kelly Services, Inc. (Class A Stock)(a)	182,272
15,400	Kforce, Inc.*	121,198
19,100	Korn/Ferry International*	265,299
36,000	MPS Group, Inc.*	280,440
7,800	Navigant Consulting, Inc.*	126,126
25,000	School Specialty, Inc.*(a)	525,000
23,600	TrueBlue, Inc.*(a)	196,588
7,000	Watson Wyatt Worldwide, Inc. (Class A Stock)(a)	297,290

		2,188,366
Real Estate Investment Trusts — 1.7%
18,300	Colonial Properties Trust	192,882
5,300	Getty Realty Corp.	103,191
15,200	LaSalle Hotel Properties	214,016
4,400	National Health Investors, Inc.	131,736
7,600	Parkway Properties, Inc.	131,100
27,100	Pennsylvania Real Estate Investment Trust(a)	342,815
17,700	Potlatch Corp.	587,817
4,800	PS Business Parks, Inc.	217,296
10,000	Ramco-Gershenson Properties	131,800
3,800	Sun Communities, Inc.	57,152

		2,109,805
Real Estate Management & Development — 0.2%
8,000	Avatar Holdings, Inc.*(a)	271,600
Road & Rail — 2.3%
5,000	AMERCO*	226,300
27,200	Arkansas Best Corp.	793,968
26,300	Marten Transport Ltd.*	483,394
16,400	Old Dominion Freight Line, Inc.*	497,576
45,800	Werner Enterprises, Inc.(a)	898,596

		2,899,834

Semiconductors & Semiconductor Equipment — 0.7%
10,800	Cymer, Inc.*(a)	264,276
16,500	MKS Instruments, Inc.*	306,075
38,100	Omnivision Technologies, Inc.*	308,229

		878,580
Software — 0.8%
23,300	Fair Isaac Corp.(a)	363,247
3,400	MicroStrategy, Inc. (Class A Stock)*	133,858
16,500	Sybase, Inc.*(a)	439,395
11,300	Take-Two Interactive Software, Inc.*	134,018

		1,070,518
Specialty Retail — 3.4%
17,300	Bebe Stores, Inc.	153,278
46,950	Brown Shoe Co., Inc.	494,853
9,000	Cabela’s, Inc. (Class A Stock)*(a)	71,550
19,600	Cato Corp. (The) (Class A Stock)	304,192
11,200	Charlotte Russe Holding, Inc.*	94,640
8,900	Children’s Place Retail Stores, Inc. (The)*(a)	297,527
26,200	Collective Brands, Inc.*	335,098
8,600	Conn’s, Inc.*(a)	116,530
19,000	Dress Barn, Inc.*(a)	181,640
4,300	DSW, Inc. (Class A Stock)*(a)	55,599
9,700	Genesco, Inc.*(a)	240,657
7,900	Jos. A. Bank Clothiers, Inc.*(a)	201,213
18,300	Men’s Wearhouse, Inc. (The)(a)	279,807
13,050	Monro Muffler Brake, Inc.	280,966
28,074	Penske Auto Group, Inc.(a)	229,926
47,200	Rent-A-Center, Inc.*	689,120
17,900	Stage Stores, Inc.	138,009
4,300	Tractor Supply Co.*	178,708
7,300	Tween Brands, Inc.*	62,196

		4,405,509
Textiles, Apparel & Luxury Goods — 1.6%
20,100	Carter’s, Inc.*	426,924
5,300	Columbia Sportswear Co.(a)	195,411
19,500	K-Swiss, Inc. (Class A Stock)	295,035
17,200	Kenneth Cole Productions, Inc. (Class A Stock)	228,416
9,000	Maidenform Brands, Inc.*(a)	98,820
18,300	Movado Group, Inc.	278,343
13,700	Skechers USA, Inc. (Class A Stock)*	186,046
25,300	Timberland Co. (Class A Stock)*	306,130

		2,015,125
Thrifts & Mortgage Finance — 1.6%
37,300	Dime Community Bancshares	622,910
10,900	First Financial Holdings, Inc.(a)	236,530
25,000	Flushing Financial Corp.(a)	388,750
33,900	Washington Federal, Inc.	597,318

4,700	WSFS Financial Corp.	224,989

		2,070,497
Tobacco — 0.3%
10,900	Universal Corp.	431,531
Trading Companies & Distributors — 0.6%
12,400	Beacon Roofing Supply, Inc.*	169,632
9,900	H&E Equipment Services, Inc.*(a)	56,430
12,000	Interline Brands, Inc.*	127,680
9,800	RSC Holdings, Inc.*(a)	71,932
17,600	Rush Enterprises, Inc. (Class A Stock)*	164,912
1,100	Watsco, Inc.(a)	45,199
8,100	WESCO International, Inc.*	161,028

		796,813
Wireless Telecommunication Services — 0.1%
12,200	USA Mobility, Inc.*	117,730
	TOTAL LONG-TERM INVESTMENTS (cost $157,457,451)	126,488,093

SHORT-TERM INVESTMENT 26.6%
AFFILIATED MONEY MARKET MUTUAL FUND
34,112,566	Dryden Core Investment Fund - Taxable Money Market Series (cost $34,112,566; includes $31,852,484 of cash collateral for securities on loan) (b)(c)	34,112,566

	TOTAL INVESTMENTS—125.3% (cost $191,570,017)(d)	160,600,659
	Liabilities in excess of other assets —(25.3)%	(32,391,533)

	NET ASSETS —100%	$128,209,126

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $31,693,421; cash collateral of $31,852,484 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash Collateral is less than 102% of the market value of securities loaned due to significant market increases on October 31, 2008. Collateral was subsequently received on November 1, 2008 and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	The United States federal income tax basis of the Portfolio’s investments was $191,553,347; accordingly, net unrealized depreciation on investments for federal income tax purposes was $30,952,688 (gross unrealized appreciation $8,242,686; gross unrealized depreciation - $39,195,374). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$160,600,659	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$160,600,659	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008 and October 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 19, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 19, 2008

*	Print the name and title of each signing officer under his or her signature.